Condensed Consolidating Statement Of Operations (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended										9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Non-operating income (expense)
Equity in earnings of subsidiaries
Total non-operating income (expense)	(27,253)			(45,552)							(256,801)	(139,541)	(188,537)		(189,253)		(207,623)
Net income (loss)	172,894	1,053	[1]	128,188	36,031	3,284	(1,941)	107,509	29,224	(7,933)	66,479	167,503	168,556		126,859		22,986
Earnings per share
Basic	$ 0.84			$ 0.72							$ 0.32	$ 0.94	$ 0.95		$ 0.71		$ 0.13
Diluted	$ 0.82			$ 0.72							$ 0.32	$ 0.94	$ 0.94		$ 0.71		$ 0.13
Weighted-average shares outstanding
Basic	204,425,308			178,252,763							202,279,989	178,198,984	178,232,850	[2]	177,869,461	[2]	177,563,047	[2]
Diluted	210,703,244			179,050,050							208,673,608	178,986,504	179,023,683	[2]	178,859,720	[2]	178,461,210	[2]
Comprehensive income
Net income (loss)	172,894	1,053	[1]	128,188	36,031	3,284	(1,941)	107,509	29,224	(7,933)	66,479	167,503	168,556		126,859		22,986
Total other comprehensive income (loss)	15,376			38,251							(15,891)	(3,905)	2,175		(24,103)		2,010
Total comprehensive income	188,270			166,439							50,588	163,598	170,731		102,756		24,996
Norwegian Cruise Line Holdings Ltd.
Non-operating income (expense)
Equity in earnings of subsidiaries													168,556		126,859		22,986
Total non-operating income (expense)													168,556		126,859		22,986
Net income (loss)													168,556		126,859		22,986
Earnings per share
Basic													$ 0.95		$ 0.71		$ 0.13
Diluted													$ 0.94		$ 0.71		$ 0.13
Weighted-average shares outstanding
Basic													178,232,850		177,869,461		177,563,047
Diluted													179,023,683		178,859,720		178,461,210
Comprehensive income
Net income (loss)													168,556		126,859		22,986
Total other comprehensive income (loss)													2,175		(24,103)		2,010
Total comprehensive income													$ 170,731		$ 102,756		$ 24,996

[1]	Includes a non-recurring share-based compensation charge of $4.5 million related to a former CEO.
[2]	We have retrospectively applied the exchange of ordinary shares due to the Corporate Reorganization as the effect is substantially the same as a stock split.